Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000162154
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of 9.85% during the year ended December 31, 2024.

• The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. Also, the Fund’s fixed income portfolio modestly lagged the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 25.02% return of the S&P 500® Index significantly outpaced the 1.25% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by weak stock selection in the information technology, consumer discretionary and financials sectors. Effective stock selection in the consumer staples sector contributed positively. Having no exposure to the three weakest sectors in the S&P 500® Index—energy, materials and real estate—further boosted relative results.

• Among individual stocks, not owning the strongly performing computer graphics processors manufacturer NVIDIA detracted most. Holding positions in software company Adobe and swimming pool supplies and equipment distributor Pool also detracted, as each saw their shares decline due to weaker than expected operating performance.

• The equity portion of the Fund was helped most by positions in analytics software and services provider Fair Isaac (a.k.a. FICO), aerospace components producer TransDigm Group and software company ServiceNow. Each enjoyed a healthy double-digit share price gain, helped by stronger than expected operating performance.

• The fixed income portion of the Fund was hurt most by duration positioning, given fewer interest rate cuts by the Fed than we anticipated. Sector allocation decisions overall boosted results. Overweights in corporate bonds, particularly BBB-rated bonds, and select securitized securities that are not components of the Bloomberg Index, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
11/2/2015	$10,000	$10,000	$10,000
11/30/2015	$10,014	$10,030	$10,007
12/31/2015	$9,856	$9,872	$9,900
1/31/2016	$9,560	$9,382	$9,659
2/29/2016	$9,578	$9,369	$9,679
3/31/2016	$10,008	$10,005	$10,108
4/30/2016	$10,040	$10,043	$10,147
5/31/2016	$10,200	$10,224	$10,258
6/30/2016	$10,343	$10,250	$10,348
7/31/2016	$10,496	$10,628	$10,603
8/31/2016	$10,538	$10,643	$10,607
9/30/2016	$10,499	$10,645	$10,605
10/31/2016	$10,300	$10,451	$10,457
11/30/2016	$10,428	$10,838	$10,590
12/31/2016	$10,451	$11,052	$10,722
1/31/2017	$10,629	$11,262	$10,852
2/28/2017	$10,957	$11,709	$11,140
3/31/2017	$10,957	$11,723	$11,145
4/30/2017	$11,204	$11,843	$11,249
5/31/2017	$11,419	$12,010	$11,378
6/30/2017	$11,335	$12,085	$11,416
7/31/2017	$11,466	$12,333	$11,577
8/31/2017	$11,452	$12,371	$11,639
9/30/2017	$11,587	$12,626	$11,761
10/31/2017	$11,791	$12,921	$11,929
11/30/2017	$12,027	$13,317	$12,142
12/31/2017	$12,038	$13,465	$12,245
1/31/2018	$12,511	$14,236	$12,610
2/28/2018	$12,198	$13,711	$12,283
3/31/2018	$12,198	$13,363	$12,127
4/30/2018	$12,134	$13,414	$12,119
5/31/2018	$12,316	$13,737	$12,329
6/30/2018	$12,499	$13,822	$12,368
7/31/2018	$12,869	$14,336	$12,646
8/31/2018	$13,268	$14,803	$12,925
9/30/2018	$13,371	$14,887	$12,936
10/31/2018	$12,648	$13,870	$12,365
11/30/2018	$12,983	$14,153	$12,546
12/31/2018	$12,312	$12,875	$11,958
1/31/2019	$13,013	$13,906	$12,584
2/28/2019	$13,502	$14,353	$12,823
3/31/2019	$13,844	$14,632	$13,071
4/30/2019	$14,210	$15,224	$13,390
5/31/2019	$14,104	$14,257	$12,975
6/30/2019	$14,706	$15,262	$13,589
7/31/2019	$14,899	$15,481	$13,718
8/31/2019	$15,088	$15,236	$13,730
9/30/2019	$14,935	$15,521	$13,854
10/31/2019	$15,002	$15,857	$14,051
11/30/2019	$15,399	$16,433	$14,354
12/31/2019	$15,478	$16,928	$14,610
1/31/2020	$15,940	$16,922	$14,719
2/29/2020	$15,298	$15,529	$14,098
3/31/2020	$13,981	$13,611	$13,020
4/30/2020	$15,077	$15,356	$14,114
5/31/2020	$15,888	$16,087	$14,544
6/30/2020	$15,944	$16,407	$14,754
7/31/2020	$16,530	$17,332	$15,341
8/31/2020	$16,968	$18,578	$15,954
9/30/2020	$16,807	$17,872	$15,586
10/31/2020	$16,502	$17,397	$15,310
11/30/2020	$17,482	$19,301	$16,375
12/31/2020	$17,882	$20,043	$16,762
1/31/2021	$17,311	$19,841	$16,613
2/28/2021	$17,323	$20,388	$16,792
3/31/2021	$17,509	$21,281	$17,149
4/30/2021	$18,250	$22,416	$17,752
5/31/2021	$18,120	$22,573	$17,850
6/30/2021	$18,566	$23,100	$18,150
7/31/2021	$19,226	$23,649	$18,490
8/31/2021	$19,530	$24,368	$18,813
9/30/2021	$18,833	$23,234	$18,223
10/31/2021	$19,793	$24,862	$18,987
11/30/2021	$19,489	$24,690	$18,930
12/31/2021	$20,053	$25,797	$19,420
1/31/2022	$18,678	$24,462	$18,650
2/28/2022	$18,076	$23,729	$18,232
3/31/2022	$18,556	$24,610	$18,435
4/30/2022	$17,259	$22,464	$17,191
5/31/2022	$17,215	$22,505	$17,254
6/30/2022	$16,514	$20,648	$16,291
7/31/2022	$17,769	$22,552	$17,352
8/31/2022	$17,137	$21,632	$16,731
9/30/2022	$15,948	$19,640	$15,517
10/31/2022	$16,497	$21,230	$16,191
11/30/2022	$17,514	$22,416	$16,972
12/31/2022	$16,952	$21,125	$16,354
1/31/2023	$17,838	$22,452	$17,172
2/28/2023	$17,439	$21,904	$16,743
3/31/2023	$18,040	$22,708	$17,282
4/30/2023	$18,109	$23,063	$17,486
5/31/2023	$18,146	$23,163	$17,455
6/30/2023	$18,839	$24,693	$18,123
7/31/2023	$19,036	$25,487	$18,467
8/31/2023	$19,082	$25,081	$18,243
9/30/2023	$18,421	$23,885	$17,536
10/31/2023	$18,196	$23,383	$17,204
11/30/2023	$19,862	$25,518	$18,458
12/31/2023	$20,628	$26,678	$19,244
1/31/2024	$20,987	$27,126	$19,417
2/29/2024	$21,411	$28,574	$19,929
3/31/2024	$21,553	$29,494	$20,388
4/30/2024	$20,577	$28,289	$19,682
5/31/2024	$21,002	$29,692	$20,401
6/30/2024	$21,548	$30,757	$20,918
7/31/2024	$22,286	$31,132	$21,266
8/31/2024	$23,004	$31,887	$21,697
9/30/2024	$23,242	$32,568	$22,092
10/31/2024	$22,711	$32,272	$21,752
11/30/2024	$23,934	$34,167	$22,610
12/31/2024	$22,659	$33,352	$22,139

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	9.85%	7.92%	9.34%
S&P 500® Index	25.02%	14.53%	14.05%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	15.04%	8.67%	9.06%

Performance Inception Date	Nov. 02, 2015
AssetsNet	$ 899,794,379
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 6,035,959
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$899,794,379
# of Portfolio Holdings	205
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$6,035,959

Holdings [Text Block]
TransDigm Group, Inc.	4.3%
Cintas Corp.	4.1%
Republic Services, Inc.	4.0%
ServiceNow, Inc.	3.6%
Tyler Technologies, Inc.	3.4%
Costco Wholesale Corp.	3.1%
Fair Isaac Corp.	3.0%
Intercontinental Exchange, Inc.	3.0%
Stryker Corp.	2.8%
Motorola Solutions, Inc.	2.6%
Value	Value
Common Stocks	65.0%
Bonds & Notes	32.5%
Cash & Other Assets - Net	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020616
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Investor
Trading Symbol	VLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of 9.57% during the year ended December 31, 2024.

• The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. Also, the Fund’s fixed income portfolio modestly lagged the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 25.02% return of the S&P 500® Index significantly outpaced the 1.25% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by weak stock selection in the information technology, consumer discretionary and financials sectors. Effective stock selection in the consumer staples sector contributed positively. Having no exposure to the three weakest sectors in the S&P 500® Index—energy, materials and real estate—further boosted relative results.

• Among individual stocks, not owning the strongly performing computer graphics processors manufacturer NVIDIA detracted most. Holding positions in software company Adobe and swimming pool supplies and equipment distributor Pool also detracted, as each saw their shares decline due to weaker than expected operating performance.

• The equity portion of the Fund was helped most by positions in analytics software and services provider Fair Isaac (a.k.a. FICO), aerospace components producer TransDigm Group and software company ServiceNow. Each enjoyed a healthy double-digit share price gain, helped by stronger than expected operating performance.

• The fixed income portion of the Fund was hurt most by duration positioning, given fewer interest rate cuts by the Fed than we anticipated. Sector allocation decisions overall boosted results. Overweights in corporate bonds, particularly BBB-rated bonds, and select securitized securities that are not components of the Bloomberg Index, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
01/15	$9,883	$9,700	$9,904
02/15	$10,234	$10,257	$10,208
03/15	$10,230	$10,095	$10,130
04/15	$10,117	$10,192	$10,174
05/15	$10,170	$10,323	$10,243
06/15	$10,131	$10,123	$10,079
07/15	$10,354	$10,335	$10,234
08/15	$9,961	$9,712	$9,857
09/15	$9,809	$9,471	$9,738
10/15	$10,205	$10,270	$10,231
11/15	$10,276	$10,301	$10,239
12/15	$10,109	$10,138	$10,128
01/16	$9,813	$9,635	$9,883
02/16	$9,824	$9,622	$9,903
03/16	$10,262	$10,275	$10,342
04/16	$10,295	$10,315	$10,382
05/16	$10,455	$10,500	$10,495
06/16	$10,598	$10,527	$10,587
07/16	$10,755	$10,915	$10,848
08/16	$10,795	$10,931	$10,852
09/16	$10,751	$10,933	$10,851
10/16	$10,543	$10,733	$10,699
11/16	$10,674	$11,131	$10,835
12/16	$10,692	$11,351	$10,970
01/17	$10,875	$11,566	$11,103
02/17	$11,208	$12,025	$11,398
03/17	$11,204	$12,039	$11,403
04/17	$11,458	$12,163	$11,509
05/17	$11,674	$12,334	$11,641
06/17	$11,589	$12,411	$11,680
07/17	$11,719	$12,666	$11,844
08/17	$11,701	$12,705	$11,909
09/17	$11,839	$12,967	$12,033
10/17	$12,044	$13,270	$12,205
11/17	$12,279	$13,677	$12,423
12/17	$12,289	$13,829	$12,529
01/18	$12,772	$14,621	$12,901
02/18	$12,449	$14,082	$12,567
03/18	$12,449	$13,724	$12,408
04/18	$12,379	$13,777	$12,399
05/18	$12,562	$14,108	$12,614
06/18	$12,745	$14,195	$12,654
07/18	$13,123	$14,724	$12,938
08/18	$13,524	$15,203	$13,224
09/18	$13,629	$15,290	$13,235
10/18	$12,885	$14,245	$12,651
11/18	$13,224	$14,535	$12,836
12/18	$12,538	$13,223	$12,234
01/19	$13,249	$14,282	$12,875
02/19	$13,743	$14,741	$13,120
03/19	$14,089	$15,027	$13,373
04/19	$14,458	$15,636	$13,700
05/19	$14,350	$14,642	$13,275
06/19	$14,956	$15,674	$13,903
07/19	$15,149	$15,899	$14,035
08/19	$15,338	$15,648	$14,047
09/19	$15,181	$15,940	$14,175
10/19	$15,246	$16,286	$14,376
11/19	$15,647	$16,877	$14,686
12/19	$15,723	$17,386	$14,948
01/20	$16,189	$17,379	$15,060
02/20	$15,535	$15,949	$14,424
03/20	$14,194	$13,979	$13,321
04/20	$15,302	$15,771	$14,441
05/20	$16,124	$16,522	$14,880
06/20	$16,177	$16,850	$15,095
07/20	$16,770	$17,801	$15,696
08/20	$17,207	$19,080	$16,322
09/20	$17,044	$18,355	$15,947
10/20	$16,725	$17,867	$15,664
11/20	$17,714	$19,823	$16,754
12/20	$18,119	$20,585	$17,150
01/21	$17,535	$20,377	$16,997
02/21	$17,543	$20,939	$17,180
03/21	$17,732	$21,856	$17,545
04/21	$18,476	$23,022	$18,163
05/21	$18,341	$23,183	$18,262
06/21	$18,789	$23,724	$18,570
07/21	$19,451	$24,288	$18,917
08/21	$19,755	$25,026	$19,248
09/21	$19,048	$23,863	$18,644
10/21	$20,014	$25,534	$19,426
11/21	$19,701	$25,357	$19,368
12/21	$20,268	$26,494	$19,869
01/22	$18,871	$25,123	$19,081
02/22	$18,262	$24,371	$18,653
03/22	$18,744	$25,276	$18,861
04/22	$17,430	$23,071	$17,588
05/22	$17,382	$23,114	$17,653
06/22	$16,672	$21,206	$16,668
07/22	$17,933	$23,161	$17,753
08/22	$17,290	$22,217	$17,118
09/22	$16,089	$20,170	$15,876
10/22	$16,641	$21,804	$16,565
11/22	$17,662	$23,022	$17,364
12/22	$17,092	$21,696	$16,732
01/23	$17,982	$23,059	$17,569
02/23	$17,574	$22,496	$17,130
03/23	$18,177	$23,322	$17,682
04/23	$18,246	$23,686	$17,890
05/23	$18,279	$23,789	$17,859
06/23	$18,974	$25,361	$18,541
07/23	$19,164	$26,176	$18,894
08/23	$19,206	$25,759	$18,665
09/23	$18,543	$24,531	$17,941
10/23	$18,307	$24,015	$17,602
11/23	$19,985	$26,208	$18,885
12/23	$20,748	$27,399	$19,689
01/24	$21,105	$27,859	$19,866
02/24	$21,528	$29,347	$20,390
03/24	$21,670	$30,291	$20,859
04/24	$20,677	$29,054	$20,137
05/24	$21,105	$30,494	$20,873
06/24	$21,650	$31,589	$21,401
07/24	$22,389	$31,973	$21,757
08/24	$23,097	$32,749	$22,199
09/24	$23,331	$33,448	$22,602
10/24	$22,796	$33,145	$22,255
11/24	$24,024	$35,090	$23,133
12/24	$22,733	$34,254	$22,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	9.57%	7.65%	8.56%
S&P 500® Index	25.02%	14.53%	13.10%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	15.04%	8.67%	8.52%

AssetsNet	$ 899,794,379
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 6,035,959
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$899,794,379
# of Portfolio Holdings	205
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$6,035,959

Holdings [Text Block]
TransDigm Group, Inc.	4.3%
Cintas Corp.	4.1%
Republic Services, Inc.	4.0%
ServiceNow, Inc.	3.6%
Tyler Technologies, Inc.	3.4%
Costco Wholesale Corp.	3.1%
Fair Isaac Corp.	3.0%
Intercontinental Exchange, Inc.	3.0%
Stryker Corp.	2.8%
Motorola Solutions, Inc.	2.6%
Value	Value
Common Stocks	65.0%
Bonds & Notes	32.5%
Cash & Other Assets - Net	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com